DEFERRED INCOME (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
DEFERRED INCOME
Balance at the beginning of the year	$ 270,097	$ 258,450	$ 258,450	$ 340,296	$ 541,592
Government grants received during the year	28,063	14,533	16,345		279,052
Recognized as income during the year				(54,954)	(490,461)
Foreign currency translation adjustment			(4,698)	(26,892)	10,113
Balance at the end of the year	296,489		270,097	258,450	340,296
Asset-related subsidy
DEFERRED INCOME
Balance at the beginning of the year	270,097	$ 258,450	258,450	282,322
Government grants received during the year	28,063		16,345		279,052
Recognized as income during the year			0
Foreign currency translation adjustment	(1,671)		(4,698)	(23,872)	3,270
Balance at the end of the year	296,489		270,097	258,450	282,322
Asset-related subsidy | Corporate buildings and plant under construction
DEFERRED INCOME
Government grants received during the year	28,063		$ 16,345	0	279,052
R&D-related subsidy
DEFERRED INCOME
Balance at the beginning of the year				57,974	541,592
Recognized as income during the year				(54,954)	(490,461)
Foreign currency translation adjustment				$ (3,020)	6,843
Balance at the end of the year					$ 57,974
Proceeds from subsidy related to R&D expenditures						$ 755,581
Government grants
DEFERRED INCOME
Government grants	$ 2,488